UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-08943

Name of Fund:	Classic Valuation Fund
Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason Wood Walker, Incorporated
100 Light Street
Baltimore, MD 21202
Registrant’s telephone number, including area code: (410) 539-0000
Date of fiscal year end: 10/31/2005
Date of reporting period: 7/31/2005

Item 1 — Schedule of Investments

Portfolio of Investments

Legg Mason Classic Valuation Fund

July 31, 2005 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stock and Equity Interests — 97.9%
Consumer Discretionary — 20.0%
Automobiles — 4.1%
Toyota Motor Corporation — ADR	50	$3,763

Hotels, Restaurants and Leisure — 2.5%
McDonald’s Corporation	72	2,235

Household Durables — 3.0%
Koninklijke (Royal) Philips Electronics N.V. – ADR	54	1,454
Newell Rubbermaid Inc.	50	1,233

		2,687

Media — 5.1%
Comcast Corporation — Class A	96	2,945	A
The Walt Disney Company	67	1,710

		4,655

Specialty Retail — 5.3%
AutoZone, Inc.	15	1,461	A
The Home Depot, Inc.	44	1,919
Tiffany & Co.	42	1,433

		4,813

Consumer Staples — 7.5%
Food and Staples Retailing — 3.7%
Albertson’s, Inc.	39	837
The Kroger Co.	128	2,547	A

		3,384

	Shares/Par	Value

Food Products — 3.8%
Del Monte Foods Company	302	$3,395	A

Energy — 8.9%
Energy Equipment and Services — 7.5%
Tidewater Inc.	100	4,025
Transocean Inc.	50	2,805	A

		6,830

Oil Gas and Consumable Fuels — 1.4%
ConocoPhillips	20	1,223

Financials — 25.7%
Capital Markets — 7.2%
Merrill Lynch & Co., Inc.	34	1,992
Morgan Stanley	37	1,963
The Goldman Sachs Group, Inc.	24	2,601

		6,556

Commercial Banks — 1.7%
Bank of America Corporation	20	859
Wachovia Corporation	13	650

		1,509

Diversified Financial Services — 3.4%
Citigroup Inc.	71	3,084

Insurance — 9.6%
Allianz AG - ADR	114	1,451
American International Group, Inc.	25	1,505
Aon Corporation	41	1,040
Axis Capital Holdings Limited	63	1,826
Conseco, Inc.	80	1,738	A
Marsh & McLennan Companies, Inc.	39	1,136

		8,696

Portfolio of Investments

Legg Mason Classic Valuation Fund — Continued

	Shares/Par	Value

Thrifts and Mortgage Finance — 3.8%
Countrywide Financial Corporation	40	$1,447
Fannie Mae	36	2,006

		3,453

Health Care — 8.2%
Health Care Providers and Services — 1.8%
Tenet Healthcare Corporation	138	1,675	A

Pharmaceuticals — 6.4%
Bristol-Myers Squibb Company	81	2,021
Merck & Co., Inc.	64	1,979
Pfizer Inc.	69	1,815

		5,815

Industrials — 2.5%
Road and Rail — 2.5%
Union Pacific Corporation	32	2,250

Information Technology — 14.3%
Communications Equipment — 2.1%
Nokia Oyj - ADR	107	1,702
Nortel Networks Corporation	94	246	A

		1,948

Computers and Peripherals — 8.7%
Hewlett-Packard Company	90	2,211
International Business Machines Corporation	46	3,847
Seagate Technology	96	1,852	A

		7,910

IT Services — 2.0%
Sabre Holdings Corporation	95	1,824

	Shares/Par	Value

Semiconductors and Semiconductor Equipment — 1.5%
Intel Corporation	49	$1,333

Software — 0.0%
Computer Associates International, Inc.	0	3

Materials — 5.2%
Chemicals — 0.8%
The Dow Chemical Company	16	782

Metals and Mining — 4.4%
Alcoa Inc.	40	1,113
Arch Coal, Inc.	50	2,852

		3,965

Utilities — 5.6%
Electric Utilities — 2.3%
Reliant Resources, Inc.	160	2,123	A

Multi-Utilities — 3.3%
Calpine Corporation	109	363	A
Dynegy Inc.	128	713	A
The Williams Companies, Inc.	90	1,916

		2,992

Total Common Stock and Equity Interests (Identified Cost — $79,967)		88,903

Repurchase Agreements — 2.3%
Bank of America 3.29%, dated 7/29/05, to be repurchased at $1,035 on 8/1/05 (Collateral: $1,060 Federal Home Loan Discount notes, due 9/7/05, value $1,056)	$1,034	1,035

Portfolio of Investments

Legg Mason Classic Valuation Fund — Continued

	Shares/Par	Value

J.P. Morgan Chase & Co. 3.28% dated 7/29/05, to be repurchased at $1,035 on 8/1/05 ( Collateral: $1,050 Federal Home Loan Bank notes, 4% due 2/2/07, value $1,057)	$1,034	$1,034

Total Repurchase Agreements (Identified Cost — $2,069)		2,069

Total Investments — 100.2% (Identified Cost — $82,036)		90,972
Other Assets Less Liabilities — (0.2)%		(141)

Net assets — 100.0%		$90,831

Net asset value per share:

Primary Class		$13.12

Institutional Class		$13.66

A	Non-income producing.

Security Valuation
     Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”) which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value. The Fund’s securities are valued on the basis of available market quotations or, lacking such quotations, at fair value as determined under policies approved by the Board of Directors. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.
     Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 — Controls and Procedures
(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant on
Form N-Q is properly communicated to the Registrant’s officers, as appropriate, to allow timely decisions regarding required disclosures.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.
Item 3 — Exhibits
     Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Classic Valuation Fund
By:	/s/ Mark R. Fetting

Mark R. Fetting
President, Classic Valuation Fund
Date:  September 20, 2005
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark R. Fetting

Mark R. Fetting
President, Classic Valuation Fund
Date: September 20, 2005

By:	/s/ Marie K. Karpinski

Marie K. Karpinski
Vice President and Treasurer, Classic Valuation
Date: September 20, 2005